Note 3 - Inventories (Details) - Components of Inventory (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Components of Inventory [Abstract]
Finished goods	$ 49,880	$ 58,360
Raw materials and supplies	28,761	29,870
Equipment	1,870	1,388
Total inventory, net	$ 80,511	$ 89,618